Document and Entity Information	Aug. 20, 2024
Document And Entity Information [Line Items]
Entity Information, Former Legal or Registered Name	Consilium Acquisition Corp I,Ltd
Entity Address, Region	GRAND CAYMAN
Amendment Flag	false
Entity Central Index Key	0001875493
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Aug. 20, 2024
Entity Registrant Name	CSLM Acquisition Corp.
Entity Incorporation State Country Code	E9
Entity File Number	001-41219
Entity Tax Identification Number	98-1602789
Entity Address, Address Line One	2400 E. Commercial Boulevard
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Ft. Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33308
City Area Code	(954)
Local Phone Number	315-9381
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share One Right And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, one right and one-half of one redeemable warrant
Trading Symbol	CSLMU
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CSLM
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	CSLMW
Security Exchange Name	NASDAQ
Stock Appreciation Rights (SARs) [Member]
Document And Entity Information [Line Items]
Security 12b Title	Rights to acquire one-tenth of one Class A ordinary share
Trading Symbol	CSLMR
Security Exchange Name	NASDAQ